General	12 Months Ended
Dec. 31, 2021
General [Abstract]
GENERAL
NOTE 1 -	GENERAL

A.	Description of the Company:

IceCure Medical Ltd. (“IceCure Medical Ltd.”, the “Company”, “we” or “our”) is a medical device Company incorporated in Israel.

The Company’s ordinary shares are listed on the NASDAQ and Tel Aviv Stock Exchange.

Since its establishment, IceCure Medical Ltd., and its wholly-owned subsidiaries, IceCure Medical Inc. in the United States (the “US Subsidiary”), IceCure Medical HK Limited, in Hong Kong (the “Hong Kong Subsidiary”) and IceCure (Shanghai) MedTech Co., Ltd. In China (the “Chinese Subsidiary, and together with the Company, the “Group”), have been engaged in the research, development and commercialization of minimally invasive medical devices for cryoablation (freezing) of tumors in the human body, using its propriety liquid nitrogen Cryoablation technology, as an alternative to surgical intervention to remove the tumor. The Company received regulatory approvals for marketing its products in the United States, Europe and other territories.

The US Subsidiary was established on April 6, 2011 in the State of Delaware and is engaged in business development, marketing, clinical trial management and sale of the Company’s products in the United States. The Hong Kong Subsidiary was established on September 26, 2018 and commenced its activity in 2021. The Chinese Subsidiary was established on July 14, 2020, and is wholly owned by the Hong Kong Subsidiary. The Chinese Subsidiary in China commenced its operation on January 1, 2021 and is engaged in business development and obtaining regulatory approvals for the Company’s products.

The Group activities are subject to significant risks and uncertainties, including failing to secure additional funding to commercialize its technology, obtaining regulatory approvals, developing its next generation systems and other risks. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

B.	Risk factors:

Our ability to operate successfully is materially uncertain and our operations are subject to significant risks inherent in a developing business enterprise.

Additional funding will be required to complete the Company’s research and development and clinical trials, to attain regulatory approvals, to continue our commercialization efforts and to achieve a level of sales adequate to support the Company’s cost structure.

We will need to raise additional funds to meet our anticipated expenses so that we can execute our business plan. We expect to incur substantial and increasing net losses for the foreseeable future as we increase our spending to execute our development programs.

The amount of financing required will depend on many factors including our research and development costs, our clinical trials, our commercialization efforts, and other working capital requirements. Our ability to access the capital markets, or to secure partnerships is mainly dependent on the progress of our research and development, our clinical trials, regulatory approval of our products and our success in commercialization of our products.

C.	Outbreak of 2019 Novel Coronavirus (“COVID-19”):

On March 11, 2020, the World Health Organization categorized COVID-19 as a pandemic. As a result, in many countries around the world, including Israel, a series of measures were taken since its outbreak, to contain and reduce the spread of the COVID-19, including, among other things, imposing various restrictions on trading activity, closing borders, restricting gatherings, restricting movement, closing places of employment, etc. It should be noted that the Company, in its capacity as an essential service provider in Israel, in accordance with the addition to the Emergency Regulations (limiting the number of employees in the workplace to reduce the spread of the new COVID-19), has continued its business activities since the outbreak, as well as during closure periods, but with travel restrictions which affected its operations outside of Israel.

Due to the burden on health systems and the fear of infection, medical institutions in certain territories have restricted elective procedures, including those related to the Company’s area of activity, face-to-face meetings, and on-site demonstrations.

We still experience challenges in 2022, and expect to experience challenges, which are mainly related to increased costs of components and transportation, delays in shipments of materials by our suppliers, and disruption in access to new medical service providers and costumers. These disruptions might impact our operation and revenue.

The Company examined and continues to examine the consequences of the outbreak, performs risk assessments and implements operational solutions to deal with the crisis. However, the extent of the impact of COVID-19 on the Company’s future results of operations and financial condition, will depend on certain developments, including the duration and spread of the outbreak, both in Israel and globally, all of which are uncertain and cannot be predicted at this point.

D.	Going Concern:

As of December 31, 2021, the Company has accumulated losses of $58,431. In the year ended December 31, 2021, the Company generated losses of $9,895 and negative cash flows from operating activities of $12,605.

To date, management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through utilization of its current financial resources, sales of its products, and through additional raises of capital. As of March 31, 2022, the Company’s cash, cash equivalents and short-term deposits were $22,335 thousand.

Management expects that its cash, cash equivalents and short-term deposits as of the issuance date of the financial statements, will be sufficient for 12 months of operations.